Share-based payments - Disclosure of breakdown of the compensation expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	€ (46,416)	€ (10,541)	€ (53,415)	€ (16,386)
BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	(56)	0	(84)
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(142)	(130)	(213)	(199)
AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(16,023)	(9,914)	(22,284)	(15,484)
Social taxes related to AGAs	€ (30,251)	€ (441)	€ (30,918)	€ (619)